Tidal Trust I

234 W Florida St, Suite 203

Milwaukee, WI 53204

August 29, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”) Division of Investment Management

100 F Street, N.E. Washington, DC 20549

Re:	Tidal Trust I (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, SoFi Agentic AI ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 26, 2025, and filed electronically as Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A on August 26, 2025.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP Legal

Tidal Investments LLC